Commitments, Contingent Liabilities and Other - Additional Information (Detail) € in Millions, ¥ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015 EUR (€)	Mar. 31, 2020 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 684,911
Litigation case about optical disk drive business, fine from European Commission | €	€ 31
Maximum potential amount of future payments under guarantees		2,214
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Unused portion of lines of credit extended to customers		34,306
Pictures
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 126,917
Purchase commitments and other outstanding, term		3 years
Music
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 128,678
Purchase commitments and other outstanding, term		5 years
Game & Network Services
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 29,243
Purchase commitments and other outstanding, term		8 years
Advertising and Promotional Rights
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 5,162
Purchase commitments and other outstanding, term		1 year
Fixed Assets
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 199,145
Materials
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 115,670